UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22044

Investment Company Act File Number

Eaton Vance Risk-Managed Diversified Equity Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

September 30, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Risk-Managed Diversified Equity Income Fund

September 30, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.2%

Security	Shares	Value
Aerospace & Defense — 1.9%
United Technologies Corp.	150,346	$13,379,291

		$13,379,291

Banks — 7.0%
Bank of America Corp.	899,806	$14,018,977
JPMorgan Chase & Co.	327,802	19,986,088
PNC Financial Services Group, Inc. (The)	166,989	14,895,419

		$48,900,484

Beverages — 1.8%
Constellation Brands, Inc., Class A	100,437	$12,575,717

		$12,575,717

Biotechnology — 5.9%
AbbVie, Inc.	210,720	$11,465,275
Celgene Corp.(1)	114,097	12,341,873
Gilead Sciences, Inc.	176,849	17,364,803

		$41,171,951

Capital Markets — 1.8%
Credit Suisse Group AG	540,831	$12,999,865

		$12,999,865

Chemicals — 1.2%
PPG Industries, Inc.	47,749	$4,187,110
Praxair, Inc.	43,777	4,459,125

		$8,646,235

Diversified Telecommunication Services — 1.4%
Verizon Communications, Inc.	76,419	$3,324,990
Zayo Group Holdings, Inc.(1)	253,566	6,430,434

		$9,755,424

Electric Utilities — 1.5%
NextEra Energy, Inc.	106,941	$10,432,095

		$10,432,095

Electronic Equipment, Instruments & Components — 2.4%
Corning, Inc.	975,709	$16,704,138

		$16,704,138

Energy Equipment & Services — 1.0%
Schlumberger, Ltd.	101,762	$7,018,525

		$7,018,525

Food & Staples Retailing — 2.7%
CVS Health Corp.	195,188	$18,831,738

		$18,831,738

Food Products — 3.6%
General Mills, Inc.	224,628	$12,608,370
Mondelez International, Inc., Class A	298,239	12,487,267

		$25,095,637

Health Care Equipment & Supplies — 1.5%
Medtronic PLC	158,715	$10,624,382

		$10,624,382

Security	Shares	Value
Industrial Conglomerates — 5.6%
Danaher Corp.	173,442	$14,778,993
General Electric Co.	970,540	24,477,019

		$39,256,012

Insurance — 3.4%
Aflac, Inc.	182,154	$10,588,612
American Financial Group, Inc.	55,033	3,792,324
XL Group PLC	267,418	9,712,622

		$24,093,558

Internet & Catalog Retail — 4.1%
Amazon.com, Inc.(1)	45,048	$23,059,621
Netflix, Inc.(1)	54,095	5,585,849

		$28,645,470

Internet Software & Services — 6.3%
Facebook, Inc., Class A(1)	145,946	$13,120,545
Google, Inc., Class C(1)	42,229	25,692,968
Twitter, Inc.(1)	197,272	5,314,508

		$44,128,021

IT Services — 3.0%
Visa, Inc., Class A	300,484	$20,931,715

		$20,931,715

Machinery — 1.3%
Deere & Co.	126,696	$9,375,504

		$9,375,504

Media — 5.9%
Comcast Corp., Class A	201,969	$11,487,997
Live Nation Entertainment, Inc.(1)	353,978	8,509,631
Walt Disney Co. (The)	207,074	21,162,963

		$41,160,591

Multi-Utilities — 1.8%
Sempra Energy	128,799	$12,457,439

		$12,457,439

Multiline Retail — 3.3%
Dollar General Corp.	213,425	$15,460,507
Target Corp.	97,098	7,637,729

		$23,098,236

Oil, Gas & Consumable Fuels — 5.8%
Anadarko Petroleum Corp.	89,754	$5,420,244
Devon Energy Corp.	193,102	7,162,153
Exxon Mobil Corp.	218,079	16,214,174
Occidental Petroleum Corp.	179,721	11,888,544

		$40,685,115

Pharmaceuticals — 7.4%
Bristol-Myers Squibb Co.	192,652	$11,404,998
Eli Lilly & Co.	128,918	10,789,148
Merck & Co., Inc.	237,017	11,706,270
Perrigo Co. PLC	72,816	11,451,772
Teva Pharmaceutical Industries, Ltd. ADR	122,505	6,916,632

		$52,268,820

Real Estate Investment Trusts (REITs) — 2.4%
Simon Property Group, Inc.	92,894	$17,066,486

		$17,066,486

Semiconductors & Semiconductor Equipment — 4.0%
Intel Corp.	457,380	$13,785,433
NXP Semiconductors NV(1)	167,276	14,564,721

		$28,350,154

Security	Shares	Value
Software — 2.7%
Oracle Corp.	327,788	$11,839,702
Tableau Software, Inc., Class A(1)	86,869	6,930,409

		$18,770,111

Technology Hardware, Storage & Peripherals — 4.5%
Apple, Inc.	289,412	$31,922,144

		$31,922,144

Textiles, Apparel & Luxury Goods — 2.3%
NIKE, Inc., Class B	134,732	$16,567,994

		$16,567,994

Tobacco — 1.7%
Altria Group, Inc.	215,874	$11,743,546

		$11,743,546

Total Common Stocks (identified cost $592,854,556)		$696,656,398

Put Options Purchased — 0.7%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	289	$1,790	10/2/15	$4,335
S&P 500 Index	291	1,825	10/9/15	176,055
S&P 500 Index	295	1,875	10/16/15	651,950
S&P 500 Index	286	1,840	10/23/15	547,690
S&P 500 Index FLEX	281	1,840	10/5/15	77,771
S&P 500 Index FLEX	288	1,850	10/7/15	173,832
S&P 500 Index FLEX	290	1,845	10/12/15	289,578
S&P 500 Index FLEX	293	1,880	10/14/15	571,927
S&P 500 Index FLEX	290	1,885	10/19/15	748,602
S&P 500 Index FLEX	290	1,845	10/21/15	508,497
S&P 500 Index FLEX	290	1,785	10/26/15	339,763
S&P 500 Index FLEX	282	1,810	10/28/15	485,575

Total Put Options Purchased (identified cost $5,884,938)				$4,575,575

Short-Term Investments — 0.3%

Description			Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.23%(2)			$2,043	$2,042,985

Total Short-Term Investments (identified cost $2,042,985)				$2,042,985

Total Investments — 100.2% (identified cost $600,782,479)				$703,274,958

Call Options Written — (0.3)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	289	$1,980	10/2/15	$(15,172)
S&P 500 Index	291	2,000	10/9/15	(51,653)
S&P 500 Index	295	2,020	10/16/15	(41,300)
S&P 500 Index	286	1,995	10/23/15	(230,230)
S&P 500 Index FLEX	281	2,005	10/5/15	(12,161)
S&P 500 Index FLEX	288	2,008	10/7/15	(26,170)
S&P 500 Index FLEX	290	2,007	10/12/15	(76,884)
S&P 500 Index FLEX	293	2,027	10/14/15	(51,927)
S&P 500 Index FLEX	290	2,020	10/19/15	(112,624)
S&P 500 Index FLEX	290	1,983	10/21/15	(330,100)
S&P 500 Index FLEX	290	1,955	10/26/15	(694,105)
S&P 500 Index FLEX	282	1,972	10/28/15	(461,298)

Total Call Options Written (premiums received $5,978,593)				$(2,103,624)

Other Assets, Less Liabilities — 0.1%				$845,460

Net Assets — 100.0%				$702,016,794

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

FLEX	-	FLexible EXchange traded option, representing a customized option contract with negotiated contract terms.

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2015 was $6,162.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$599,635,022

Gross unrealized appreciation	$144,037,302
Gross unrealized depreciation	(40,397,366)

Net unrealized appreciation	$103,639,936

Written options activity for the fiscal year to date ended September 30, 2015 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	3,547	$4,179,654
Options written	33,806	43,108,463
Options terminated in closing purchase transactions	(5,300)	(7,070,315)
Options expired	(28,588)	(34,239,209)

Outstanding, end of period	3,465	$5,978,593

All of the securities of the Fund, unless otherwise pledged, are subject to segregation to satisfy the requirements of the escrow agent with respect to exchange-traded options. At September 30, 2015, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objectives, the Fund is subject to the following risks:

Equity Price Risk: The Fund pursues a “collared” options strategy which consists of buying S&P 500 index put options below the current value of the index and writing S&P 500 index call options above the current value of the index with the same expiration. The strategy uses the premium income from the written call options to buy an equal number of put options. In buying put options on an index, the Fund in effect, acquires protection against decline in the value of the applicable index below the exercise price in exchange for the option premium paid. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price. The Fund retains the risk of lost appreciation, minus the premium received, should the price of the underlying index rise above the strike price. Under normal market conditions, the Fund’s use of option collars is expected to provide a more consistent level of market exposure and market protection.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at September 30, 2015 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative
Purchased options	$4,575,575	$—
Written options	—	(2,103,624)

Total	$4,575,575	$(2,103,624)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$109,472,291	$—	$—	$109,472,291
Consumer Staples	68,246,638	—	—	68,246,638
Energy	47,703,640	—	—	47,703,640
Financials	90,060,528	12,999,865	—	103,060,393
Health Care	104,065,153	—	—	104,065,153
Industrials	62,010,807	—	—	62,010,807
Information Technology	160,806,283	—	—	160,806,283
Materials	8,646,235	—	—	8,646,235
Telecommunication Services	9,755,424	—	—	9,755,424
Utilities	22,889,534	—	—	22,889,534
Total Common Stocks	$683,656,533	$12,999,865 *	$—	$696,656,398
Put Options Purchased	$1,380,030	$3,195,545	$—	$4,575,575
Short-Term Investments	—	2,042,985	—	2,042,985
Total Investments	$685,036,563	$18,238,395	$—	$703,274,958

Liability Description
Call Options Written	$(338,355)	$(1,765,269)	$—	$(2,103,624)
Total	$(338,355)	$(1,765,269)	$—	$(2,103,624)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of December 31, 2014 whose fair value was determined using Level 3 inputs. At September 30, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Risk-Managed Diversified Equity Income Fund

By:	/s/ Michael A. Allison
Michael A. Allison
President

Date:	November 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael A. Allison
Michael A. Allison
President

Date:	November 23, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 23, 2015